Loans receivable, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Loans receivable, net
Schedule of accounts notes loans and financing receivables

				December 31,	June 30,
Third parties	Maturities	Interest rate	Collateral/Guarantee	2024	2024
				(unaudited)
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$—	$950,000
A	January 5, 2025 (Extended to January 2026)	10.0* %	None	499,934	500,000
A	April 30, 2025	10.0%	None	1,600,000	1,600,000
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	—	595,822
Loans receivable from third parties				2,099,934	3,645,822
Allowance for credit losses				(209,993)	(275,500)
Loans receivable, net				$1,889,941	$3,370,322

*The parties agreed to waive the half-year interest for this loan receivable in the first year.

				June 30,	June 30,
Third parties	Maturities	Interest rate	Collateral/Guarantee	2024	2023
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$950,000	$—
A	January 5, 2025	5.0%	None	500,000	—
A	April 30, 2025	10.0%	None	1,600,000	—
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	595,822	—
Loans receivable from third parties				3,645,822	—
Allowance for credit losses				(275,500)	—
Loans receivable, net				$3,370,322	$—